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                          THE ACHIEVEMENT FUNDS TRUST

                     Certification Pursuant to Rule 497(j)


1933 Act Registration No. 33-26205
1940 Act Registration No. 811-5712


     The undersigned, being a duly elected officer of The Achievement Funds Trust (the "Company"), pursuant to Rule 497(j) under the Securities Act of 1933, does hereby certify, with respect to Post-Effective Amendment No. 14 (the "Amendment") to the Company's Registration Statement on Form N-1A, that:

     1. The text of the Amendment was filed electronically with the Securities and Exchange Commission on May 29, 1998; and

     2. The form of the Prospectuses and Statement of Additional Information that would have been filed by the Company pursuant to Rule 497(c) in respect of the Amendment would not have differed from those contained in the Amendment filed electronically as described above.

     IN WITNESS WHEREOF, the undersigned has executed this Certification Pursuant to Rule 497(j) on this 8th day of June, 1998.



                                             THE ACHIEVEMENT FUNDS TRUST



                                             By: /s/ Lynda J. Striegel
                                                 ----------------------------
                                                 Name: Lynda J. Striegel
                                                 Title: Secretary